T. ROWE PRICE Retirement Balanced I Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 56.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  93,169 20,781 15,134 19,655,836 103,586
New Income Fund  45,523 20,125 5,250 6,199,150 60,380
International Bond Fund (USD
Hedged)  14,943 7,927 1,920 2,077,824 21,152
Emerging Markets Bond Fund  10,905 4,207 1,464 1,308,981 14,595
Dynamic Global Bond Fund  9,833 5,416 1,211 1,445,220 14,510
High Yield Fund  9,383 5,291 1,465 2,118,664 14,047
Floating Rate Fund  3,708 3,600 483 736,489 7,041
U.S. Treasury Long-Term Index
Fund  2,541 4,156 485 427,916 4,870
Total Bond Mutual Funds (Cost $ 232,220) 240,181
EQUITY MUTUAL FUNDS 40.3%
T. Rowe Price Funds:
Equity Index 500 Fund  73,731 11,386 37,957 517,499 52,179
Value Fund  1,382 13,698 1,020 397,543 17,365
Growth Stock Fund (2) 1,737 13,015 805 163,669 16,274
International Value Equity Fund  12,579 2,333 4,593 943,506 13,945
Overseas Stock Fund  11,547 2,332 3,254 1,116,029 13,872
International Stock Fund  10,998 2,330 3,272 607,252 13,110
Emerging Markets Stock Fund  6,761 1,046 2,390 138,546 7,846
Mid-Cap Growth Fund  6,315 1,164 1,460 64,774 7,480
Mid-Cap Value Fund  5,498 1,373 1,406 230,112 7,389
Small-Cap Stock Fund  3,827 854 1,371 70,116 4,771
Small-Cap Value Fund  3,097 771 790 79,921 4,630
New Horizons Fund (2) 5,056 962 1,941 54,713 4,539
Real Assets Fund  3,339 666 876 308,723 4,001
Emerging Markets Discovery
Stock Fund  61 1,444 29 113,894 1,776
U.S. Large-Cap Core Fund  38 1,096 22 43,560 1,347
Total Equity Mutual Funds (Cost $126,725) 170,524

T. ROWE PRICE Retirement Balanced I Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 9,641 28,940 26,358 12,222,653 12,223
Total Short-Term Investments (Cost $12,223) 12,223
Total Investments in Securities 100.0%
(Cost $371,168) $ 422,928
Other Assets Less Liabilities (0.0)% (132)
Net Assets 100.0% $ 422,796
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced I Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 14 $ 472 $ 232
Emerging Markets Bond Fund (87) 947 548
Emerging Markets Discovery Stock Fund 13 300 11
Emerging Markets Stock Fund 252 2,429 85
Equity Index 500 Fund 7,554 5,019 816
Floating Rate Fund (14) 216 155
Growth Stock Fund 637 2,327 —
High Yield Fund (18) 838 544
International Bond Fund (USD Hedged) 91 202 257
International Stock Fund 296 3,054 136
International Value Equity Fund (261) 3,626 318
Limited Duration Inflation Focused Bond Fund 1,072 4,770 305
Mid-Cap Growth Fund 465 1,461 13
Mid-Cap Value Fund 149 1,924 115
New Horizons Fund 1,068 462 —
New Income Fund 539 (18) 1,049
Overseas Stock Fund (76) 3,247 268
Real Assets Fund 19 872 88
Small-Cap Stock Fund 241 1,461 27
Small-Cap Value Fund 75 1,552 37
U.S. Large-Cap Core Fund 11 235 13
U.S. Treasury Long-Term Index Fund 727 (1,342) 50
Value Fund 316 3,305 226
U.S. Treasury Money Fund, 0.09% — — 17
Totals $ 13,083# $ 37,359 $ 5,310+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $4,823 of the net realized gain (loss).
+ Investment income comprised $5,310 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced I Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced I Fund - I Class  (the fund)  is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Balanced I Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R422-054Q3 02/21